EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2021	2020	2019
Net income	162,205	8,105	16,967

Weighted average number of ordinary shares	53,319,408	54,099,504	54,106,171
Share options	20,884	174,689	141,000
Weighted average number of shares, adjusted for dilution	53,340,292	54,274,193	54,247,171

Earnings per share
- Basic and diluted	3.04	0.15	0.31

Dividends declared per share	1.85	0.20	0.10